Net financial result (Details) - Schedule of net financial result - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financial revenues
Total financial revenues	R$ 217	R$ 140
Financial expenses
Total financial expenses	(1,287)	(583)
Total net financial result	(1,070)	(443)
Cash and cash equivalents interest [Member]
Financial revenues
Total financial revenues	108	57
Monetary correction (assets) [Member]
Financial revenues
Total financial revenues	100	77
Other financial revenues [Member]
Financial revenues
Total financial revenues	9	6
Cost of debt [Member]
Financial expenses
Total financial expenses	(583)	(319)
Cost and discount of receivables [Member]
Financial expenses
Total financial expenses	(70)	(30)
Monetary correction (liabilities) [Member]
Financial expenses
Total financial expenses	(274)	(11)
Interest on leasing liabilities [Member]
Financial expenses
Total financial expenses	(333)	(210)
Other financial expenses [Member]
Financial expenses
Total financial expenses	R$ (27)	R$ (13)